Lease Prepayments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Amortization of Leased Asset	¥ 524	$ 75	¥ 524	¥ 524
Finite-Lived Intangible Assets, Net	¥ 16,081				$ 2,316
Land Subject To Ground Leases Maturity Date Description	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.	The land use rights for land with area of approximately 43,878 square meters, 5,279 square meters and 25,094 square meters will expire in November 2050, May 2053 and February 2055, respectively.